UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	(312) 663-3444

Signature, Place and Date of Signing:

Elizabeth R. Foster, Chicago, IL		8-12-2002
		[Signature]			[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		73329 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		  SHARES		INV.		OTHER	VOTING AUTH
					CLASS					X1000					DISC		MGR	   SHR

ALEXION PHARMACEUTICALS INC     Common    015351109            4283       282700          SH        SOLE         282700
AMYLIN PHARMACEUTICALS INC      Common    032346108             561        51300          SH        SOLE          51300
ARADIGM CORP                    Common    038505103            2017       462300          SH        SOLE         462300
AXONYX INC                      Common    05461R101              73        32500          SH        SOLE          32500
BARR LABS INC                   Common    068306109            3612        56849          SH        SOLE          56849
BIO TECHNOLOGY GEN CORP         Common    090578105            6021      1001800          SH        SOLE        1001800
BIOCRYST PHARMACEUTICALS        Common    09058V103              23        26900          SH        SOLE          26900
BIOGEN INC                      Common    090597105            4972       120000          SH        SOLE         120000
BOSTON SCIENTIFIC CORP          Common    101137107            1906        65000          SH        SOLE          65000
CELL GENESYS INC                Common    150921104            1933       143300          SH        SOLE         143300
CONNETICS CORP                  Common    208192104            2182       168900          SH        SOLE         168900
CURIS INC                       Common    231269101             515       421830          SH        SOLE         421830
GENZYME CORP                    Common    372917104             483        25100          SH        SOLE          25100
ICN PHARMACEUTICALS INC NEW     Common    448924100            8907       367900          SH        SOLE         367900
ILEX ONCOLOGY INC               Common    451923106            5440       386100          SH        SOLE         386100
INDEVUS PHARMACEUTICALS INC     Common    454072109             152       131400          SH        SOLE         131400
LIFECELL CORP                   Common    531927101             330       134800          SH        SOLE         134800
NAPRO BIOTHERAPUTICS INC        Common    630795102            2196       334800          SH        SOLE         334800
NORTHFIELD LABS INC             Common    666135108             432       107800          SH        SOLE         107800
NOVOSTE CORP                    Common    67010C100            1011       218900          SH        SOLE         218900
ORTEC INTL INC                  Common    68749B108              35        17500          SH        SOLE          17500
PFIZER INC                      Common    717081103            6146       175600          SH        SOLE         175600
RIBAPHARM INC                   Common    762537108            3438       421800          SH        SOLE         421800
SANGSTAT MED CORP               Common    801003104            3996       173900          SH        SOLE         173900
TRIANGLE PHARMACEUTICALS INC    Common    89589H104            2296       847400          SH        SOLE         847400
UNITED THERAPEUTICS CORP DEL    Common    91307C102           10369       838900          SH        SOLE         838900







MVA\4293\003\1197729.01